3. New, Revised or Amending Accounting Standards and Interpretations Adopted	12 Months Ended
Jun. 30, 2019
Disclosure of initial application of standards or interpretations [abstract]
New, Revised or Amending Accounting Standards and Interpretations Adopted

The Group has adopted all of the new, revised or amending Accounting Standards and Interpretations issued by the IASB that are mandatory for the current reporting period. The adoption of these Accounting Standards and Interpretations did not have a material impact on the financial performance or position of the consolidated entity.

The changes in Accounting policies and impact on the financial statements were:

●	IFRS 9 was adopted without restating comparative.

●	IFRS 15 had no impact because the Group had no revenue.

Any new, revised or amending Accounting Standards or Interpretations that are not yet mandatory have not been early adopted.